UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Investors Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and defense (4.6%)

Boeing Co. (The)	10,300	$1,210,250

Honeywell International, Inc.	28,527	2,368,882

L-3 Communications Holdings, Inc.	14,200	1,341,900

Northrop Grumman Corp.	16,000	1,524,160

Raytheon Co.(S)	15,100	1,163,757

United Technologies Corp.	15,810	1,704,634

		9,313,583
Air freight and logistics (0.3%)

FedEx Corp.	6,000	684,660

		684,660
Airlines (0.7%)

Copa Holdings SA Class A (Panama)	2,600	360,542

Delta Air Lines, Inc.(S)	17,900	422,261

Southwest Airlines Co.	45,100	656,656

		1,439,459
Auto components (1.1%)

Johnson Controls, Inc.	10,500	435,750

Lear Corp.	5,800	415,106

Magna International, Inc. (Canada)	4,700	388,032

TRW Automotive Holdings Corp.(NON)	13,296	948,138

		2,187,026
Automobiles (0.8%)

Ford Motor Co.	52,300	882,301

General Motors Co.(NON)	20,415	734,328

		1,616,629
Beverages (2.4%)

Coca-Cola Co. (The)	31,200	1,181,856

Coca-Cola Enterprises, Inc.	27,100	1,089,691

PepsiCo, Inc.	31,820	2,529,690

		4,801,237
Biotechnology (2.2%)

Alkermes PLC(NON)	13,300	447,146

Amgen, Inc.	14,163	1,585,406

Celgene Corp.(NON)	11,700	1,800,981

Cubist Pharmaceuticals, Inc.(NON)	11,600	737,180

		4,570,713
Building products (0.2%)

Masco Corp.	14,500	308,560

		308,560
Capital markets (3.2%)

Ameriprise Financial, Inc.	9,600	874,368

Apollo Global Management, LLC. Class A	20,000	565,200

Artisan Partners Asset Management, Inc.(S)	3,164	165,667

Charles Schwab Corp. (The)	19,800	418,572

Goldman Sachs Group, Inc. (The)	11,820	1,870,042

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(S)	18,540	211,356

KKR & Co. LP	16,300	335,454

Morgan Stanley	30,200	813,890

State Street Corp.	20,800	1,367,600

		6,622,149
Chemicals (2.1%)

Celanese Corp. Ser. A	7,600	401,204

CF Industries Holdings, Inc.	2,600	548,158

Dow Chemical Co. (The)	22,601	867,878

LyondellBasell Industries NV Class A	12,000	878,760

Methanex Corp. (Canada)	5,000	256,350

Monsanto Co.	6,100	636,657

W.R. Grace & Co.(NON)	8,800	769,120

		4,358,127
Commercial banks (3.3%)

Capital Bank Financial Corp. Class A(NON)	26,901	590,477

Comerica, Inc.	10,000	393,100

Fifth Third Bancorp	22,800	411,312

First Southern Bancorp, Inc. Class B(F)(NON)	19,890	109,395

National Bank Holdings Corp. Class A(S)	23,600	484,744

PNC Financial Services Group, Inc.	17,213	1,247,082

Regions Financial Corp.	47,900	443,554

Wells Fargo & Co.	71,558	2,956,777

		6,636,441
Commercial services and supplies (0.8%)

ADT Corp. (The)(NON)	16,600	674,956

Cintas Corp.	8,400	430,080

KAR Auction Services, Inc.	10,393	293,187

MiX Telematics, Ltd. ADR (South Africa)(NON)	17,500	259,000

		1,657,223
Communications equipment (2.3%)

Applied Optoelectronics, Inc.(NON)	35,429	354,290

Cisco Systems, Inc.	124,641	2,919,092

Qualcomm, Inc.	21,200	1,428,032

		4,701,414
Computers and peripherals (3.6%)

Apple, Inc.	10,069	4,800,396

EMC Corp.	60,400	1,543,824

Hewlett-Packard Co.	32,116	673,794

SanDisk Corp.(S)	7,239	430,793

		7,448,807
Construction and engineering (0.3%)

Fluor Corp.(S)	7,300	518,008

		518,008
Consumer finance (0.7%)

Capital One Financial Corp.	11,900	818,006

SLM Corp.	24,600	612,540

		1,430,546
Containers and packaging (1.0%)

Avery Dennison Corp.	8,800	382,976

Owens-Illinois, Inc.(NON)	18,000	540,360

Rock-Tenn Co. Class A	4,300	435,461

Sealed Air Corp.	22,100	600,899

		1,959,696
Distributors (0.2%)

Stock Building Supply Holdings, Inc.(NON)	36,421	478,572

		478,572
Diversified consumer services (0.2%)

H&R Block, Inc.	15,300	407,898

		407,898
Diversified financial services (5.2%)

Bank of America Corp.	121,642	1,678,660

Berkshire Hathaway, Inc. Class B(NON)	5,830	661,763

Citigroup, Inc.	42,357	2,054,738

JPMorgan Chase & Co.	111,727	5,775,167

Moody's Corp.	5,700	400,881

		10,571,209
Diversified telecommunication services (2.0%)

AT&T, Inc.	58,120	1,965,618

CenturyLink, Inc.(S)	13,200	414,216

Iridium Communications, Inc.(NON)(S)	71,888	494,589

Verizon Communications, Inc.	24,990	1,166,033

		4,040,456
Electric utilities (0.5%)

Edison International	14,500	667,870

NV Energy, Inc.	15,900	375,399

		1,043,269
Electrical equipment (0.3%)

Schneider Electric SA (France)	6,767	572,263

		572,263
Electronic equipment, instruments, and components (0.5%)

CDW Corp.(NON)	41,973	958,244

		958,244
Energy equipment and services (2.1%)

Ensco PLC Class A (United Kingdom)	8,400	451,500

Halliburton Co.	18,400	885,960

Helmerich & Payne, Inc.(S)	6,700	461,965

Nabors Industries, Ltd.	42,700	685,762

Schlumberger, Ltd.	19,384	1,712,770

		4,197,957
Food and staples retail (2.6%)

Costco Wholesale Corp.	5,600	644,672

CVS Caremark Corp.	35,980	2,041,865

Kroger Co. (The)	36,100	1,456,274

Wal-Mart Stores, Inc.	16,300	1,205,548

		5,348,359
Food products (1.2%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)(S)	40,139	519,399

Archer Daniels-Midland Co.	17,400	641,016

General Mills, Inc.	14,500	694,840

Hershey Co. (The)	6,000	555,000

		2,410,255
Gas utilities (0.3%)

UGI Corp.(S)	15,900	622,167

		622,167
Health-care equipment and supplies (1.7%)

Baxter International, Inc.	9,300	610,917

Becton, Dickinson and Co.	4,500	450,090

CareFusion Corp.(NON)	14,800	546,120

Medtronic, Inc.	20,590	1,096,418

St. Jude Medical, Inc.	13,100	702,684

		3,406,229
Health-care providers and services (3.1%)

AmerisourceBergen Corp.	7,300	446,030

Cardinal Health, Inc.	12,000	625,800

Catamaran Corp.(NON)	6,400	294,080

Community Health Systems, Inc.	7,300	302,950

Express Scripts Holding Co.(NON)	10,900	673,402

HealthSouth Corp.(NON)	10,100	348,248

Humana, Inc.	3,900	363,987

McKesson Corp.	5,900	756,970

Omnicare, Inc.(S)	9,900	549,450

UnitedHealth Group, Inc.	14,800	1,059,828

WellPoint, Inc.	10,700	894,627

		6,315,372
Hotels, restaurants, and leisure (1.9%)

Bloomin' Brands, Inc.(NON)	11,000	259,710

Diamond Resorts International, Inc.(NON)	15,198	285,874

McDonald's Corp.	9,630	926,502

MGM Resorts International(NON)	21,600	441,504

Red Robin Gourmet Burgers, Inc.(NON)	8,700	618,570

Vail Resorts, Inc.	4,600	319,148

Wyndham Worldwide Corp.	8,400	512,148

Wynn Resorts, Ltd.	3,700	584,637

		3,948,093
Household durables (0.7%)

Harman International Industries, Inc.	5,600	370,888

WCI Communities, Inc.(NON)	15,526	267,979

Whirlpool Corp.	5,100	746,844

		1,385,711
Household products (1.4%)

Energizer Holdings, Inc.(S)	2,700	246,105

Kimberly-Clark Corp.	7,500	706,650

Procter & Gamble Co. (The)	24,850	1,878,412

		2,831,167
Independent power producers and energy traders (0.2%)

NRG Energy, Inc.(S)	15,700	429,081

		429,081
Industrial conglomerates (1.8%)

3M Co.	8,700	1,038,867

General Electric Co.	83,020	1,983,348

Siemens AG (Germany)	4,873	587,123

		3,609,338
Insurance (2.6%)

American International Group, Inc.	21,133	1,027,698

Genworth Financial, Inc. Class A(NON)	39,300	502,647

Lincoln National Corp.	14,900	625,651

MetLife, Inc.	29,448	1,382,584

Prudential Financial, Inc.	21,700	1,692,166

		5,230,746
Internet and catalog retail (0.9%)

Amazon.com, Inc.(NON)	2,165	676,866

Bigfoot GmbH (acquired 8/2/13, cost $219,820) (Private) (Brazil)(F)(RES)(NON)	10	167,893

Priceline.com, Inc.(NON)	900	909,855

		1,754,614
Internet software and services (2.8%)

eBay, Inc.(NON)	12,100	675,059

Google, Inc. Class A(NON)	4,291	3,758,530

LinkedIn Corp. Class A(NON)	1,615	397,387

VeriSign, Inc.(NON)(S)	8,500	432,565

Yahoo!, Inc.(NON)	16,300	540,508

		5,804,049
IT Services (3.0%)

Accenture PLC Class A	11,200	824,768

Alliance Data Systems Corp.(NON)	4,700	993,909

Computer Sciences Corp.	27,200	1,407,328

IBM Corp.	8,380	1,551,808

Unisys Corp.(NON)	7,580	190,940

Visa, Inc. Class A	6,300	1,203,930

		6,172,683
Leisure equipment and products (0.2%)

Hasbro, Inc.(S)	10,500	494,970

		494,970
Life sciences tools and services (0.5%)

Agilent Technologies, Inc.	9,100	466,375

Thermo Fisher Scientific, Inc.	6,145	566,262

		1,032,637
Machinery (1.5%)

AGCO Corp.(S)	8,200	495,444

Deere & Co.(S)	5,800	472,062

Ingersoll-Rand PLC	10,600	688,364

TriMas Corp.(NON)	25,983	969,166

Trinity Industries, Inc.(S)	10,300	467,105

		3,092,141
Media (2.8%)

CBS Corp. Class B	9,100	501,956

Comcast Corp. Class A	26,070	1,177,061

DISH Network Corp. Class A	5,800	261,058

Gannett Co., Inc.(S)	27,600	739,404

Time Warner Cable, Inc.	8,000	892,800

Time Warner, Inc.	18,700	1,230,647

Viacom, Inc. Class B	6,300	526,554

WPP PLC ADR (United Kingdom)(S)	4,413	454,274

		5,783,754
Metals and mining (0.3%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	10,100	334,108

Teck Resources, Ltd. Class B (Canada)(S)	8,300	222,772

		556,880
Multi-utilities (0.4%)

CenterPoint Energy, Inc.	34,300	822,171

		822,171
Multiline retail (1.3%)

Macy's, Inc.	26,000	1,125,020

Target Corp.	24,700	1,580,306

		2,705,326
Office electronics (0.3%)

Xerox Corp.	54,300	558,747

		558,747
Oil, gas, and consumable fuels (8.1%)

Anadarko Petroleum Corp.	12,900	1,199,571

Cabot Oil & Gas Corp.	12,800	477,696

Chevron Corp.	19,940	2,422,710

ConocoPhillips	13,900	966,189

Energy Transfer Equity L.P.	3,900	256,542

Exxon Mobil Corp.	41,705	3,588,298

Hess Corp.	10,400	804,336

LRR Energy LP	12,131	193,247

Marathon Oil Corp.	11,500	401,120

Marathon Petroleum Corp.	8,800	566,016

Murphy Oil Corp.(S)	10,300	621,296

Noble Energy, Inc.	8,200	549,482

Occidental Petroleum Corp.	26,072	2,438,775

Oiltanking Partners LP (Units)	7,578	388,448

Royal Dutch Shell PLC ADR (United Kingdom)	13,086	859,488

Valero Energy Corp.	17,000	580,550

World Point Terminals, LP (Units)(NON)	22,868	457,360

		16,771,124
Paper and forest products (0.2%)

International Paper Co.	7,600	340,480

		340,480
Personal products (0.4%)

Coty, Inc. Class A(NON)	24,058	389,980

Herbalife, Ltd.	6,320	440,946

		830,926
Pharmaceuticals (5.7%)

AbbVie, Inc.	32,310	1,445,226

AstraZeneca PLC (United Kingdom)	7,867	409,523

Eli Lilly & Co.	28,000	1,409,240

Johnson & Johnson	44,530	3,860,306

Merck & Co., Inc.	22,500	1,071,225

Pfizer, Inc.	102,186	2,933,760

Shire PLC ADR (United Kingdom)	4,100	491,549

		11,620,829
Professional services (0.5%)

ManpowerGroup, Inc.	7,900	574,646

Nielsen Holdings NV(S)	11,900	433,755

		1,008,401
Real estate investment trusts (REITs) (0.5%)

American Tower Corp. Class A	6,000	444,780

Armada Hoffler Properties, Inc.	53,654	531,711

		976,491
Real estate management and development (0.2%)

CBRE Group, Inc. Class A(NON)	17,000	393,210

		393,210
Road and rail (0.4%)

Union Pacific Corp.	5,200	807,768

		807,768
Semiconductors and semiconductor equipment (2.1%)

Intel Corp.	56,620	1,297,730

Lam Research Corp.(NON)	11,400	583,566

Magnachip Semiconductor Corp. (South Korea)(NON)	14,814	318,945

Marvell Technology Group, Ltd.	26,300	302,450

Maxim Integrated Products, Inc.	14,500	432,100

NVIDIA Corp.(S)	26,100	406,116

Texas Instruments, Inc.	25,600	1,030,912

		4,371,819
Software (4.3%)

Activision Blizzard, Inc.	25,300	421,751

Electronic Arts, Inc.(NON)	16,100	411,355

Microsoft Corp.	115,750	3,855,633

Oracle Corp.	90,630	3,006,197

Symantec Corp.	33,900	839,025

TiVo, Inc.(NON)	20,400	253,776

		8,787,737
Specialty retail (2.3%)

Best Buy Co., Inc.(S)	16,400	615,000

Gap, Inc. (The)	13,600	547,808

Home Depot, Inc. (The)	24,500	1,858,325

Lowe's Cos., Inc.	15,800	752,238

Office Depot, Inc.(NON)	82,900	400,407

TJX Cos., Inc. (The)	10,600	597,734

		4,771,512
Textiles, apparel, and luxury goods (1.4%)

Gildan Activewear, Inc. (Canada)	8,900	413,316

Hanesbrands, Inc.	7,800	486,018

Michael Kors Holdings, Ltd. (Hong Kong)(NON)	8,000	596,160

NIKE, Inc. Class B	12,800	929,792

VF Corp.	2,200	437,910

		2,863,196
Tobacco (1.4%)

Altria Group, Inc.	23,400	803,790

Philip Morris International, Inc.	23,533	2,037,722

		2,841,512

Total common stocks (cost $146,319,034)		$203,223,641

INVESTMENT COMPANIES (0.4%)(a)
	Shares	Value

SPDR S&P Homebuilders ETF	26,700	$816,219

Total investment companies (cost $433,478)		$816,219

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
	Shares	Value

Iridium Communications, Inc. 144A $7.00 cv. pfd.	3,770	$368,282

Unisys Corp. Ser. A, 6.25% cv. pfd.	2,208	151,662

Total convertible preferred stocks (cost $597,800)		$519,944

PREFERRED STOCKS (—%)(a)
	Shares	Value

First Southern Bancorp, Inc. 5.00% cum. pfd.(F)(NON)	34	$34,000

Total preferred stocks (cost $34,000)		$34,000

SHORT-TERM INVESTMENTS (5.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.13%(d)	10,451,693	$10,451,693

Total short-term investments (cost $10,451,693)		$10,451,693

TOTAL INVESTMENTS

Total investments (cost $157,836,005)(b)		$215,045,497

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $204,111,801.
(b)	The aggregate identified cost on a tax basis is $161,311,235, resulting in gross unrealized appreciation and depreciation of $55,567,423 and $1,833,161, respectively, or net unrealized appreciation of $53,734,262.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $167,893, or 0.1% of net assets.
Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$925,339	$4,851,660	$5,776,999	$123	$—
	Putnam Short Term Investment Fund *	—	10,627,060	10,627,060	114	—
	Totals	$925,339	$15,478,720	$16,404,059	$237	$—
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $10,140,663.
The fund received cash collateral of $10,451,693, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$28,229,408	$—	$167,893
Consumer staples	19,063,456	—	—
Energy	20,969,081	—	—
Financials	31,751,397	109,395	—
Health care	26,945,780	—	—
Industrials	23,011,404	—	—
Information technology	38,803,500	—	—
Materials	7,215,183	—	—
Telecommunication services	4,040,456	—	—
Utilities	2,916,688	—	—
Total common stocks	202,946,353	109,395	167,893
Convertible preferred stocks	—	519,944	—
Investment companies	816,219	—	—
Preferred stocks	—	—	34,000
Short-term investments	—	10,451,693	—

Totals by level	$203,762,572	$11,081,032	$201,893

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Offsetting of financial and derivative assets and liabilities
		Goldman Sachs Bank USA	Total

	Assets:
	Securities on loan	$ 10,140,663	$ 10,140,663

	Total Assets	$10,140,663	$10,140,663

	Liabilities:

	Total Liabilities	$--	$--

	Total Financial and Derivative Net Assets	$10,140,663	$10,140,663
	Total collateral received (pledged)##†	$10,140,663	$10,140,663
	Net amount	$--	$--

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013